1
Nuveen Real Estate Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JRS
Shares Description (1) Value
LONG-TERM INVESTMENTS - 143.1%   (96.7% of Total Investments)
X 224,939,880 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 94.8% (64.1% of Total Investments)
X 224,939,880
Health Care - 10.5%
328,158 Healthpeak Properties Inc   $ 7,521,381
218,000 Ventas Inc   8,757,060
131,211 Welltower Inc   8,439,491
Total Health Care 24,717,932
Hotel & Resort - 3.8%
329,601 Host Hotels & Resorts Inc   5,234,064
277,532 Xenia Hotels & Resorts Inc   3,827,166
Total Hotel & Resort 9,061,230
Industrial - 13.5%
144,190 Duke Realty Corp   6,949,958
26,677 First Industrial Realty Trust Inc   1,195,396
236,311 Prologis Inc   24,009,198
Total Industrial 32,154,552
Office - 9.7%
73,039 Alexandria Real Estate Equities Inc   10,239,337
67,383 Boston Properties Inc   5,051,703
216,893 Douglas Emmett Inc   3,888,891
96,255 Kilroy Realty Corp   4,053,298
Total Office 23,233,229
Residential - 27.0%
377,207 American Homes 4 Rent, Class A   12,376,162
235,167 Apartment Income REIT Corp   9,082,150
59,377 AvalonBay Communities Inc   10,936,650
54,299 Camden Property Trust   6,486,016
230,494 Equity Residential   15,493,807
11,225 Essex Property Trust Inc   2,719,032
206,900 Invitation Homes Inc   6,987,013
Total Residential 64,080,830
Retail - 11.1%
77,570 Federal Realty Investment Trust   6,990,608
466,556 Kite Realty Group Trust   8,034,094
107,869 Simon Property Group Inc   9,681,243
128,370 SITE Centers Corp   1,374,843
Total Retail 26,080,788
Specialized - 19.2%
237,802 CubeSmart   9,526,348
51,114 Digital Realty Trust Inc   5,069,486
27,495 Equinix Inc   15,640,256
36,890 Public Storage   10,801,761
153,215 VICI Properties Inc   4,573,468
Total Specialized 45,611,319
Total Real Estate Investment Trust Common Stocks (cost $207,663,799) 224,939,880
Shares   Description (1) Coupon Ratings (2) Value
114,231,405 REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 48.2% (32.6% of Total Investments)
X 114,231,405
Diversified - 2.4%
35,010 Armada Hoffler Properties Inc 6.750% N/R $ 802,079
10,130 CTO Realty Growth Inc 6.375% N/R 222,455
43,965 DigitalBridge Group Inc 7.125% N/R 996,247

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
2
JRS
Shares   Description (1) Coupon Ratings (2) Value
Diversified (continued)
35,015 DigitalBridge Group Inc 7.150% N/R $ 782,935
121,540 PS Business Parks Inc 5.200% N/R 1,804,869
80,895 PS Business Parks Inc 5.250% N/R 1,205,336
7,350 PS Business Parks Inc 4.875% N/R 100,328
$ 334 Total Diversified 5,914,249
Health Care - 0.1%
28,875 Diversified Healthcare Trust 6.250% BB- 329,464
5,765 Diversified Healthcare Trust 5.625% BB- 68,200
35 Total Health Care 397,664
Hotel & Resort - 4.9%
95,245 Chatham Lodging Trust 6.625% N/R 1,974,429
132,110 DiamondRock Hospitality Co 8.250% N/R 3,249,906
57,425 Hersha Hospitality Trust 6.875% N/R 1,154,242
9,075 Hersha Hospitality Trust 6.500% N/R 174,784
6,460 Hersha Hospitality Trust 6.500% N/R 120,867
102,615 Pebblebrook Hotel Trust 6.375% N/R 1,918,901
52,750 Pebblebrook Hotel Trust 5.700% N/R 888,838
22,025 Pebblebrook Hotel Trust 6.300% N/R 417,154
30,100 Sunstone Hotel Investors Inc 5.700% N/R 558,054
41,060 Sunstone Hotel Investors Inc 6.125% N/R 831,465
549 Total Hotel & Resort 11,288,640
Industrial - 3.6%
10,115 Plymouth Industrial REIT Inc 7.500% N/R 252,470
59,877 Prologis Inc(3) 8.540% BBB+ 3,293,235
159,235 Rexford Industrial Realty Inc 5.625% BBB- 3,531,832
55,661 Rexford Industrial Realty Inc 5.875% BBB- 1,293,562
285 Total Industrial 8,371,099
Office - 13.8%
12,713 Highwoods Properties Inc(3) 8.625% Baa3 14,937,775
104,085 Hudson Pacific Properties Inc 4.750% Baa3 1,737,179
152,510 SL Green Realty Corp 6.500% BB 3,310,992
100,369 Vornado Realty Trust 5.400% Ba1 1,853,815
207,584 Vornado Realty Trust 5.250% Ba1 3,618,189
174,787 Vornado Realty Trust 4.450% Ba1 2,803,583
258,865 Vornado Realty Trust 5.250% Ba1 4,563,790
1,011 Total Office 32,825,323
Residential - 2.7%
117,810 American Homes 4 Rent 6.250% BB+ 2,825,084
65,105 American Homes 4 Rent 5.875% BB+ 1,464,862
34,373 Mid-America Apartment Communities Inc 8.500% BBB 1,905,983
12,330 UMH Properties Inc 6.375% N/R 293,454
230 Total Residential 6,489,383
Retail - 8.8%
117,990 Agree Realty Corp 4.250% Baa2 2,004,650
145,990 Federal Realty Investment Trust 5.000% Baa2 3,055,571
158,203 Kimco Realty Corp 5.250% Baa2 3,396,618
159,597 Kimco Realty Corp 5.125% Baa2 3,364,305
125,180 Saul Centers Inc 6.000% N/R 2,646,305
19,985 Saul Centers Inc 6.125% N/R 424,282
5,494 Simon Property Group Inc 8.375% BBB 348,716
116,200 SITE Centers Corp 6.375% BB+ 2,368,156
26,345 Spirit Realty Capital Inc 6.000% Baa3 604,618
53,645 Urstadt Biddle Properties Inc 5.875% N/R 1,088,994
60,825 Urstadt Biddle Properties Inc 6.250% N/R 1,277,325
989 Total Retail 20,579,540

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Shares   Description (1) Coupon Ratings (2) Value
Specialized - 11.9%
103,530 Digital Realty Trust Inc 5.250% Baa3 $ 2,223,824
97,500 Digital Realty Trust Inc 5.850% Baa3 2,170,350
183,305 Digital Realty Trust Inc 5.200% Baa3 3,858,570
21,085 EPR Properties 5.750% Ba1 378,265
77,946 National Storage Affiliates Trust 6.000% N/R 1,747,549
139,069 Public Storage 5.050% A3 3,003,890
89,715 Public Storage 4.625% A3 1,807,757
98,305 Public Storage 4.000% A3 1,678,066
80,955 Public Storage 4.875% A3 1,727,580
375,335 Public Storage 5.600% A3 8,989,273
27,980 Public Storage 4.125% A3 510,635
13,210 Public Storage 4.700% A3 269,748
$ 1,308 Total Specialized 28,365,507
Total Real Estate Investment Trust Preferred Stocks (cost $136,099,162) 114,231,405
Total Long-Term Investments (cost $343,762,961) 339,171,285
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.8% (3.3% of Total Investments)
X 11,467,150 REPURCHASE AGREEMENTS - 4.9% (3.3% of Total Investments)
X 11,467,150
$ 11,467 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$11,467,943, collateralized by $12,653,500,
U.S. Treasury Notes, 2.250%, due 8/15/27, value
$11,696,573
0.830% 10/03/22 $ 11,467,150
Total Short-Term Investments (cost $11,467,150) 11,467,150
Total Investments (cost $355,230,111 ) - 147.9% 350,638,435
Borrowings - (47.3)% (4),(5) (112,100,000)
Other Assets Less Liabilities -  (0.6)%(6) (1,393,739)
Net Assets Applicable to Common Shares - 100% $ 237,144,696
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index FixedRate
Fixed Rate
Payment
Frequency
Effective
Date (7) Optional
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Capital
Services LLC $ 72,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 3,779,138 $ 3,779,138

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)
4
JRS
spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 224,939,880 $ – $ – $ 224,939,880
Real Estate Investment Trust Preferred
Stocks 96,000,395 18,231,010 – 114,231,405
Short-Term Investments:
Repurchase Agreements – 11,467,150 – 11,467,150
Investments in Derivatives:
Interest Rate Swaps* – 3,779,138 – 3,779,138
Total
$ 320,940,275 $ 33,477,298 $ – $ 354,417,573
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) For fair value measurement disclosure purposes, investment classified as Level 2.
(4) Borrowings as a percentage of Total Investments is 32.0%.
(5) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $229,817,211 have been pledged as collateral for borrowings.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
REIT Real Estate Investment Trust